Submission	Aug. 07, 2026
Submission [Line Items]
Central Index Key	0001561032
Registrant Name	National Healthcare Properties, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES